Net finance costs (Summary of net finance costs) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial expenses
Interest on term loans	$ 3,198	$ 87,775
Interest on lease liabilities	378,611	307,691
Interest accretion on balance due on business combination	173,350	110,204
Interest accretion on long term loans	28,229	12,185
Penalties and other interest expenses	85,644	19,324
Finance costs	669,032	537,179
Financial income
Interest accretion on royalty receivable	(118,290)	(132,809)
Net finance costs	$ 550,742	$ 404,370